ISSUANCE OF DEBT SECURITIES - Negotiable obligations - Cordial Compania Financiera S A (Details)	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)	Jan. 23, 2019 ARS ($)	Oct. 17, 2018 ARS ($)	Mar. 06, 2018 USD ($)	Sep. 22, 2016 USD ($)
Banco Supervielle Class A, 02/09/2017
ISSUANCE OF DEBT SECURITIES
Maximum amount can be issued			$ 3,895,215
Amount of reduction in nominal value			$ 254,925	$ 618,030
Banco Supervielle S.A. | Global Program for Issuance of Negotiable Obligations
ISSUANCE OF DEBT SECURITIES
Maximum amount can be issued					$ 2,300,000	$ 800,000
Borrowings	$ 4,226,748,000	$ 8,286,163,000
Banco Supervielle S.A. | Banco Supervielle Class A, 02/09/2017
ISSUANCE OF DEBT SECURITIES
Borrowings		$ 5,179,248,000
Borrowings, adjustment to interest rate basis		4.50%
Banco Supervielle S.A. | Banco Supervielle Class C, 12/22/2017
ISSUANCE OF DEBT SECURITIES
Borrowings	444,327,000	$ 908,288,000
Borrowings, adjustment to interest rate basis		4.25%
Banco Supervielle S.A. | Banco Supervielle Class E, 02/14/2018
ISSUANCE OF DEBT SECURITIES
Borrowings	1,579,563,000	$ 2,177,446,000
Borrowings, adjustment to interest rate basis		4.05%
Banco Supervielle S.A. | Banco Supervielle Class G
ISSUANCE OF DEBT SECURITIES
Borrowings	$ 2,202,858,000
Borrowings, adjustment to interest rate basis		2.00%
Banco Supervielle S.A. | Micro Lending Class III, 10/04/2017
ISSUANCE OF DEBT SECURITIES
Borrowings		$ 21,181,000
Borrowings, adjustment to interest rate basis		7.00%